AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2022

(unaudited)

Principal Amount	Corporate Bonds (97.4%)	Value	(a)
	Basic Industry (1.5%)
	Chemicals (0.8%)
	Diamond BC BV
$ 1,183,000	4.625%, 10/01/29 144A	$ 1,061,743

	Paper (0.7%)
	Mercer International, Inc.
975,000	5.500%, 01/15/26	982,313
	Total Basic Industry	2,044,056

	Brokerage Assetmanagers Exchanges (2.4%)
	LPL Holdings, Inc.
3,375,000	4.625%, 11/15/27 144A	3,314,959

	Capital Goods (5.3%)
	Aerospace/Defense (0.7%)
	TransDigm, Inc.
1,000,000	6.375%, 06/15/26	1,009,025

	Building Materials (1.8%)
	Builders FirstSource, Inc.
1,253,000	5.000%, 03/01/30 144A	1,232,476

	PGT Innovations, Inc.
1,366,000	4.375%, 10/01/29 144A	1,273,795
		2,506,271
	Diversified Manufacturing (2.1%)
	WESCO Distribution, Inc.
2,750,000	7.250%, 06/15/28 144A	2,920,871

	Packaging (0.7%)
	Berry Global, Inc.
1,000,000	5.625%, 07/15/27 144A	1,011,340
	Total Capital Goods	7,447,507

	Communications (6.3%)
	Cable Satellite (2.3%)
	DISH DBS Corp.
1,500,000	5.875%, 07/15/22	1,507,470

	Viasat, Inc.
1,800,000	5.625%, 09/15/25 144A	1,758,006
		3,265,476
	Media Entertainment (3.3%)
	Advantage Sales & Marketing, Inc.
1,850,000	6.500%, 11/15/28 144A	1,750,896

	Nexstar Media, Inc.
2,800,000	5.625%, 07/15/27 144A	2,834,160
		4,585,056

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Communications (continued)
	Wirelines (0.7%)
	Level 3 Financing, Inc.
$ 925,000	5.375%, 05/01/25	$ 933,788
	Total Communications	8,784,320

	Consumer Cyclical (28.2%)
	Automotive (4.7%)
	Ford Holdings LLC
2,000,000	9.300%, 03/01/30	2,474,040

	The Goodyear Tire & Rubber Co.
750,000	4.875%, 03/15/27	728,134

	JB Poindexter & Co., Inc.
3,350,000	7.125%, 04/15/26 144A	3,404,438
		6,606,612
	Consumer Cyclical Services (4.7%)
	ASGN, Inc.
1,575,000	4.625%, 05/15/28 144A	1,534,917

	Cars.com, Inc.
1,850,000	6.375%, 11/01/28 144A	1,836,810

	Cushman & Wakefield
3,100,000	6.750%, 05/15/28 144A	3,239,500
		6,611,227
	Gaming (9.6%)
	Boyd Gaming Corp.
1,500,000	4.750%, 12/01/27	1,492,500

	Caesars Entertainment, Inc.
4,100,000	6.250%, 07/01/25 144A	4,233,004

	Churchill Downs, Inc.
1,350,000	5.500%, 04/01/27 144A	1,365,309
2,000,000	4.750%, 01/15/28 144A	1,940,000

	Penn National Gaming, Inc.
1,500,000	5.625%, 01/15/27 144A	1,486,245

	Scientific Games International, Inc.
900,000	8.625%, 07/01/25 144A	946,125

	VICI Properties LP/VICI Note Co., Inc.
2,000,000	4.625%, 12/01/29 144A	1,995,000
		13,458,183

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Cyclical (continued)
	Home Construction (1.9%)
	Century Communities, Inc.
$ 1,175,000	6.750%, 06/01/27	$ 1,219,180

	Shea Homes LP/Shea Homes Funding Corp.
1,525,000	4.750%, 02/15/28 144A	1,434,720
		2,653,900
	Leisure (2.1%)
	Live Nation Entertainment, Inc.
1,475,000	4.875%, 11/01/24 144A	1,480,911
1,550,000	4.750%, 10/15/27 144A	1,511,250
		2,992,161
	Lodging (1.0%)
	Marriott Ownership Resorts Inc.
1,450,000	4.750%, 01/15/28	1,395,625

	Restaurants (0.6%)
	Dave & Buster's, Inc.
880,000	7.625%, 11/01/25 144A	925,892

	Retailers (3.6%)
	Academy Ltd.
2,050,000	6.000%, 11/15/27 144A	2,098,852

	Bath & Body Works, Inc.
870,000	6.694%, 01/15/27	924,262
1,000,000	7.500%, 06/15/29	1,083,195

	Carvana Co.
1,000,000	5.500%, 04/15/27 144A	892,500
		4,998,809
	Total Consumer Cyclical	39,642,409

	Consumer Non-Cyclical (15.2%)
	Food and Beverage (5.5%)
	Del Monte Foods, Inc.
3,350,000	11.875%, 05/15/25 144A	3,672,438

	Performance Food Group, Inc.
1,075,000	6.875%, 05/01/25 144A	1,112,399

	United Natural Foods, Inc.
1,925,000	6.750%, 10/15/28 144A	1,973,125

	US Foods, Inc.
1,000,000	4.750%, 02/15/29 144A	953,750
		7,711,712

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Non-Cyclical (continued)
	Healthcare (5.0%)
	Avantor Funding, Inc.
$ 1,000,000	4.625%, 07/15/28 144A	$ 989,000

	IQVIA, Inc.
1,150,000	5.000%, 10/15/26 144A	1,170,125

	MEDNAX, Inc.
2,000,000	5.375%, 02/15/30 144A	1,930,000

	Prime Healthcare Services, Inc.
1,800,000	7.250%, 11/01/25 144A	1,844,982

	Teleflex, Inc.
1,100,000	4.250%, 06/01/28 144A	1,071,125
		7,005,232
	Pharmaceuticals (1.6%)
	Bausch Health Companies, Inc.
2,202,000	6.125%, 04/15/25 144A	2,221,268

	Supermarkets (3.1%)
	Albertsons Companies, Inc./Safeway, Inc.
1,325,000	4.625%, 01/15/27 144A	1,280,897
1,300,000	5.875%, 02/15/28 144A	1,295,600

	SEG Holding LLC/ SEG Finance Corp.
1,875,000	5.625%, 10/15/28 144A	1,875,000
		4,451,497
	Total Consumer Non-Cyclical	21,389,709

	Energy (10.1%)
	Independent (2.9%)
	Occidental Petroleum Corp.
3,000,000	8.500%, 07/15/27	3,551,157

	PDC Energy, Inc.
500,000	6.125%, 09/15/24	506,120
		4,057,277

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Energy (continued)
	Midstream (6.1%)
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
$ 1,100,000	5.750%, 04/01/25	$ 1,105,143

	Global Partners LP/GLP Finance Corp.
1,175,000	7.000%, 08/01/27	1,175,000

	New Fortress Energy, Inc.
3,300,000	6.750%, 09/15/25 144A	3,319,503

	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
2,950,000	5.875%, 04/15/26	3,042,335
		8,641,981
	Oil Field Services (1.1%)
	ChampionX Corp.
332,000	6.375%, 05/01/26	338,640

	USA Compression Partners LP/USA Compression Finance Corp.
1,200,000	6.875%, 04/01/26	1,210,800
		1,549,440
	Total Energy	14,248,698

	Finance Companies (3.1%)
	Fortress Transportation and Infrastructure Investors LLC
1,950,000	6.500%, 10/01/25 144A	1,935,375
2,250,000	9.750%, 08/01/27 144A	2,350,721
		4,286,096
	Other Financial (1.5%)
	Credit Acceptance Corp.
1,350,000	6.625%, 03/15/26	1,377,000

	The Howard Hughes Corp.
730,000	5.375%, 08/01/28 144A	732,905
		2,109,905
	Other Industrial (2.0%)
	Tutor Perini Corp.
2,900,000	6.875%, 05/01/25 144A	2,758,132

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	REITs (7.6%)
	Other REITs (7.6%)
	iStar, Inc.
$ 3,000,000	5.500%, 02/15/26	$ 3,037,500

	New Residential Investment Corp.
1,875,000	6.250%, 10/15/25 144A	1,800,000

	RHP Hotel Properties LP/RHP Finance Corp.
3,000,000	4.750%, 10/15/27	2,886,870

	Service Properties Trust
1,100,000	4.500%, 06/15/23	1,087,405

	XHR LP
1,800,000	6.375%, 08/15/25 144A	1,855,035
		10,666,810
	Technology (10.6%)
	Black Knight InfoServ LLC
750,000	3.625%, 09/01/28 144A	710,775

	Camelot Finance SA
1,000,000	4.500%, 11/01/26 144A	972,500

	CDW LLC/CDW Finance Corp.
825,000	4.250%, 04/01/28	808,500

	CommScope Technologies LLC
3,000,000	6.000%, 06/15/25 144A	2,841,330

	Entegris, Inc.
1,000,000	4.375%, 04/15/28 144A	967,500

	Gartner, Inc.
1,000,000	4.500%, 07/01/28 144A	996,245

	Iron Mountain, Inc.
925,000	4.875%, 09/15/27 144A	914,594
875,000	5.250%, 03/15/28 144A	863,275

	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
875,000	4.625%, 11/01/26 144A	850,938

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Technology (continued)
	SS&C Technologies, Inc.
$ 1,825,000	5.500%, 09/30/27 144A	$ 1,838,715

	II-VI, Inc.
2,000,000	5.000%, 12/15/29 144A	1,955,000

	Unisys Corp.
1,100,000	6.875%, 11/01/27 144A	1,150,875
		14,870,247
	Transportation (3.6%)
	Railroads (2.5%)
	Watco Companies LLC
3,550,000	6.500%, 06/15/27 144A	3,490,254

	Transportation Services (1.1%)
	Cargo Aircraft Management, Inc.
1,650,000	4.750%, 02/01/28 144A	1,610,532
	Total Transportation	5,100,786
	Total Corporate Bonds (cost $140,733,184)	136,663,634

Shares	Short-Term Investment (1.0%)
1,471,920	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.15%* (cost $1,471,920)	1,471,920

Total Investments (cost $142,205,104 - note b)	98.4%	138,135,554
Other assets less liabilities	1.6	2,278,272
Net Assets	100.0%	$ 140,413,826

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022

(unaudited)

Portfolio Distribution	Percent of Investments
Aerospace/Defense	0.7%
Automotive	4.8
Broker Assetmanagers Exchanges	2.4
Building Materials	1.8
Cable Satellite	2.4
Chemicals	0.8
Consumer Cyclical Services	4.8
Diversified Manufacturing	2.1
Finance Companies	3.1
Food and Beverage	5.6
Gaming	9.9
Healthcare	5.1
Home Construction	1.9
Independent	3.0
Leisure	2.2
Lodging	1.0
Media Entertainment	3.5
Midstream	6.3
Oil Field Services	1.1
Other Financial	1.6
Other Industrial	2.0
Other REITs	7.8
Packaging	0.7
Paper	0.7
Pharmaceuticals	1.6
Railroads	2.6
Restaurants	0.7
Retailers	3.7
Supermarkets	3.3
Technology	10.9
Transportation Services	1.2
Wirelines	0.7
100.0%

* The rate is an annualized seven-day yield at period end.
Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022

(unaudited)

(a)   Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)   At March 31, 2022 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $142,832,538 amounted to $4,696,984, which consisted of aggregate gross unrealized appreciation of $224,157 and aggregate gross unrealized depreciation of $4,921,141.

(c)   Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2022:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Short-Term Investment	$ 1,471,920
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	136,663,634
Level 3 – Significant Unobservable Inputs	—
Total	$ 138,135,554
+ See schedule of investments for a detailed listing of securities.